UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     April 20, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $169,614 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108     8487  1035000 SH       SOLE                  1035000
ALPHA NATURAL RESOURCES INC    COM              02076X102     1433    50000 SH       SOLE                    50000
AMERICREDIT CORP               COM              03060R101    10588   451700 SH       SOLE                   451700
CAPITAL ONE FINL CORP          COM              14040H105     6169    82500 SH       SOLE                    82500
CARNIVAL CORP                  PAIRED CTF       143658300     9600   185300 SH       SOLE                   185300
CONSOL ENERGY INC              COM              20854P109     7937   168800 SH       SOLE                   168800
DEX MEDIA INC                  COM              25212E100     8213   397700 SH       SOLE                   397700
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    10421   317900 SH       SOLE                   317900
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS   29081M102     5236   167300 SH       SOLE                   167300
FIELDSTONE INVT CORP           COM              31659U300     6970   480000 SH       SOLE                   480000
HOMEBANC CORP GA               COM              43738R109    10810  1222800 SH       SOLE                  1222800
ICICI BK LTD                   ADR              45104G104     2366   114200 SH       SOLE                   114200
MAGNA ENTMT CORP               CL A             559211107     5185   844500 SH       SOLE                   844500
NVR INC                        COM              62944T105    17882    22780 SH       SOLE                    22780
PENN NATL GAMING INC           COM              707569109    20307   691200 SH       SOLE                   691200
PETROHAWK ENERGY CORP          COM              716495106    11537  1100900 SH       SOLE                  1100900
PHELPS DODGE CORP              COM              717265102     6155    60500 SH       SOLE                    60500
REPUBLIC AWYS HLDGS INC        COM              760276105     8102   648200 SH       SOLE                   648200
SAXON CAP INC NEW              COM              80556T106     5643   328100 SH       SOLE                   328100
WEBMD CORP                     COM              94769M105     4134   486300 SH       SOLE                   486300
WYNN RESORTS LTD               COM              983134107     2439    36000 SH       SOLE                    36000